Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (30.8%)

	Airlines (0.4%)

351,432	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$ 356,173

53,333	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	54,129

216,181	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	239,847

157,310	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	175,897

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

144,000	5.500%, 04/20/26	150,821

48,000	5.750%, 04/20/29	51,949

215,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	218,391

174,401	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	206,410

69,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	77,842

178,811	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	183,161

106,599	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	105,679

		1,820,299

	Communication Services (2.0%)

335,000	Arrow Bidco, LLC* 9.500%, 03/15/24	343,931

200,000	Ashtead Capital, Inc.* 4.000%, 05/01/28	211,470

144,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	146,291

140,000	Brink’s Company* 5.500%, 07/15/25	147,588

550,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	578,539

170,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	183,782

	CSC Holdings, LLC*

285,000	5.375%, 02/01/28	301,769

200,000	5.750%, 01/15/30	208,852

200,000	4.625%, 12/01/30	197,194

204,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	214,977

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

150,000	6.625%, 08/15/27	60,308

115,000	5.375%, 08/15/26	66,907

PRINCIPAL AMOUNT		VALUE

25,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	$ 25,870

680,000	Embarq Corp. 7.995%, 06/01/36	762,858

	Entercom Media Corp.*^

96,000	6.750%, 03/31/29	98,069

96,000	6.500%, 05/01/27	98,987

112,000	Frontier Florida, LLC& 6.860%, 02/01/28	122,834

280,000	Frontier North, Inc.@ 6.730%, 02/15/28	304,797

165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	165,317

145,000	Intelsat Jackson Holdings, SA*@ 9.750%, 07/15/25	82,051

290,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	310,178

111,736	Ligado Networks, LLC* 15.500%, 11/01/23	110,670

385,000	Lumen Technologies, Inc.* 4.000%, 02/15/27	396,369

500,000	Netflix, Inc.* 4.875%, 06/15/30	603,355

	Scripps Escrow II, Inc.*

95,000	3.875%, 01/15/29	95,134

48,000	5.375%, 01/15/31^	48,037

300,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	310,803

96,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.* 4.625%, 11/01/26	100,109

140,000	Sirius XM Radio, Inc.* 4.000%, 07/15/28	144,480

145,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	147,978

345,000	Sprint Capital Corp.^ 6.875%, 11/15/28	445,457

480,000	Sprint Corp. 7.125%, 06/15/24	552,778

265,000	United States Cellular Corp. 6.700%, 12/15/33	330,124

395,000	Vodafone Group, PLC‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	489,362

		8,407,225

	Consumer Discretionary (3.3%)

201,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	217,864

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

394,000	6.625%, 01/15/28	420,705

119,000	4.625%, 08/01/29	119,417

56,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	58,405

610,000	Bally’s Corp.* 6.750%, 06/01/27	659,941

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Caesars Entertainment, Inc.*

93,000	8.125%, 07/01/27	$ 102,475

93,000	6.250%, 07/01/25	98,291

330,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	332,785

	Carnival Corp.*

98,000	10.500%, 02/01/26^	112,362

48,000	7.625%, 03/01/26	50,955

230,000	Carriage Services, Inc.* 4.250%, 05/15/29	230,193

145,000	Carvana Company* 5.625%, 10/01/25	150,717

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

750,000	4.750%, 03/01/30	796,012

250,000	4.500%, 08/15/30	262,908

114,000	5.750%, 02/15/26	117,924

96,000	4.250%, 02/01/31	99,068

475,000	Century Communities, Inc. 6.750%, 06/01/27	508,207

	DISH DBS Corp.

347,000	7.750%, 07/01/26	396,690

120,000	7.375%, 07/01/28^	129,983

144,000	Everi Holdings, Inc.* 5.000%, 07/15/29	147,403

120,000	Ford Motor Company 8.500%, 04/21/23	133,418

	Ford Motor Credit Company, LLC

715,000	4.134%, 08/04/25	766,280

300,000	4.000%, 11/13/30	317,802

200,000	4.389%, 01/08/26	217,114

	General Motors Financial Company, Inc.‡

435,000	5.700%, 09/30/30 5 year CMT + 5.00%	497,022

395,000	6.500%, 09/30/28^ 3 mo. USD LIBOR + 3.44%	447,413

	goeasy, Ltd.*

325,000	5.375%, 12/01/24	337,448

177,000	4.375%, 05/01/26	182,600

96,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	101,232

96,000	Guitar Center, Inc.*& 8.500%, 01/15/26	102,639

	L Brands, Inc.

254,000	6.694%, 01/15/27	301,818

142,000	6.875%, 11/01/35	182,819

85,000	Liberty Interactive, LLC 8.500%, 07/15/29	97,606

144,000	Life Time, Inc.* 8.000%, 04/15/26	150,955

	M/I Homes, Inc.

275,000	5.625%, 08/01/25	283,203

130,000	4.950%, 02/01/28	137,162

	Macy’s Retail Holdings, LLC

100,000	6.700%, 07/15/34*	106,417

50,000	5.125%, 01/15/42	45,797

93,000	Macy’s, Inc.* 8.375%, 06/15/25	101,468

	Mattel, Inc.*

830,000	5.875%, 12/15/27	909,049

24,000	3.750%, 04/01/29^	25,334

	Mclaren Finance, PLC*

300,000	5.750%, 08/01/22	300,000

225,000	7.500%, 08/01/26	228,821

PRINCIPAL AMOUNT		VALUE

220,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	$ 222,024

144,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	149,992

278,000	Newell Brands, Inc. 4.700%, 04/01/26	310,081

93,000	Penn National Gaming, Inc.* 4.125%, 07/01/29	91,713

473,000	Rite Aid Corp.* 8.000%, 11/15/26	475,379

	Royal Caribbean Cruises, Ltd.*

100,000	11.500%, 06/01/25	114,576

51,000	10.875%, 06/01/23	57,970

225,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*^ 4.625%, 03/01/29	227,833

505,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	516,691

270,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	305,691

50,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	58,036

220,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	224,587

280,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	278,160

47,000	Williams Scotsman International, Inc.*^ 4.625%, 08/15/28	48,641

		14,067,096

	Consumer Staples (0.6%)

218,000	Central Garden & Pet Company* 4.125%, 04/30/31	223,027
	Edgewell Personal Care Company*

143,000	4.125%, 04/01/29	144,014

95,000	5.500%, 06/01/28	100,682

218,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	219,273

	Kraft Heinz Foods Company

290,000	4.375%, 06/01/46	334,016

48,000	4.250%, 03/01/31	55,342

48,000	3.875%, 05/15/27	53,175

395,000	Land O’ Lakes, Inc.* 7.000%, 09/18/28	411,582

191,000	Performance Food Group, Inc.* 4.250%, 08/01/29	194,379

135,000	Post Holdings, Inc.*^ 4.625%, 04/15/30	137,665

182,000	Prestige Brands, Inc.* 3.750%, 04/01/31	180,695

210,000	United Natural Foods, Inc.* 6.750%, 10/15/28	227,081

	Vector Group, Ltd.*

295,000	5.750%, 02/01/29	300,623

117,000	10.500%, 11/01/26	124,507

		2,706,061

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Energy (2.3%)

	Antero Resources Corp.*

71,000	7.625%, 02/01/29	$ 77,830

48,000	5.375%, 03/01/30	48,880

	Apache Corp.

192,000	5.100%, 09/01/40	206,139

108,000	4.875%, 11/15/27	116,322

96,000	4.625%, 11/15/25	103,304

	Buckeye Partners, LP

550,000	3.950%, 12/01/26	559,168

460,000	5.850%, 11/15/43	468,271

333,000	ChampionX Corp. 6.375%, 05/01/26	348,817

50,000	Cheniere Energy Partners, LP*^ 4.000%, 03/01/31	52,936

96,000	Cheniere Energy, Inc. 4.625%, 10/15/28	101,451

	Continental Resources, Inc.

190,000	3.800%, 06/01/24^	199,513

145,000	4.375%, 01/15/28	162,077

475,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	447,037

100,000	DT Midstream, Inc.* 4.125%, 06/15/29	102,640

620,000	Enbridge, Inc.‡ 5.750%, 07/15/80 5 year CMT + 5.31%	698,920

560,000	Energy Transfer, LP‡ 6.500%, 11/15/26 5 year CMT + 5.69	573,574

	EnLink Midstream Partners, LP

835,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	646,816

205,000	4.850%, 07/15/26	214,584

	EQT Corp.

265,000	7.500%, 02/01/30	348,419

75,000	6.625%, 02/01/25	86,755

50,000	5.000%, 01/15/29	56,560

	Laredo Petroleum, Inc.

153,000	10.125%, 01/15/28	162,163

50,000	7.750%, 07/31/29*	48,426

210,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	215,336

425,000	MPLX, LP‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	433,020

96,000	Murphy Oil Corp. 6.375%, 07/15/28	101,688

	New Fortress Energy, Inc.*

96,000	6.500%, 09/30/26	97,141

95,000	6.750%, 09/15/25	97,035

48,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	50,227

	Occidental Petroleum Corp.

590,000	4.300%, 08/15/39	585,752

432,000	2.900%, 08/15/24	435,551

94,000	5.875%, 09/01/25	104,290

50,000	Ovintiv, Inc. 6.500%, 08/15/34	66,797

134,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	133,149

PRINCIPAL AMOUNT		VALUE

790,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	$ 708,448

72,000	Range Resources Corp.* 8.250%, 01/15/29	79,811

38,000	Transocean, Inc.*^ 11.500%, 01/30/27	37,858

	Venture Global Calcasieu Pass, LLC*

45,000	4.125%, 08/15/31	46,422

45,000	3.875%, 08/15/29	46,004

94,000	Vine Energy Holdings, LLC* 6.750%, 04/15/29	98,252

280,000	Viper Energy Partners, LP* 5.375%, 11/01/27	293,796

290,000	W&T Offshore, Inc.* 9.750%, 11/01/23	279,305

		9,740,484

	Financials (14.7%)

	Acrisure, LLC / Acrisure Finance, Inc.*

516,000	7.000%, 11/15/25^	525,097

283,000	6.000%, 08/01/29	283,212

146,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	156,421

221,000	AG Issuer, LLC* 6.250%, 03/01/28	232,428

875,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	915,127

	Ally Financial, Inc.‡

1,186,000	4.700%, 08/01/33 5 year CMT + 3.87%	1,246,462

750,000	4.700%, 05/15/28 7 year CMT + 3.48%	781,297

742,000	American Express Company‡ 3.550%, 09/15/26 5 year CMT + 2.85	748,522

790,000	American International Group, Inc.‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	903,278

189,000	AmWINS Group, Inc.* 4.875%, 06/30/29	193,016

930,000	Ares Finance Company III, LLC*‡ 4.125%, 06/30/51 5 year CMT + 3.24	938,593

710,000	AssuredPartners, Inc.* 7.000%, 08/15/25	723,689

208,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	221,543

835,000	AXIS Specialty Finance, LLC‡ 4.900%, 01/15/40 5 year CMT + 3.19	892,239

760,000	Bank of America Corp.µ‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	784,996

690,000	Bank of Montrealµ^‡ 4.800%, 08/25/24 5 year CMT + 2.98%	739,128

	Bank of New York Mellon Corp.µ‡

1,250,000	4.700%, 09/20/25^ 5 year CMT + 4.36%	1,382,800

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

188,000	3.700%, 03/20/26 5 year CMT + 3.35%	$ 197,421

1,250,000	Bank of Nova Scotiaµ‡ 4.900%, 06/04/25 5 year CMT + 4.55%	1,371,925

600,000	Barclays, PLC‡ 7.875%, 03/15/22 U.S. 5 yr Swap + 6.77%	623,004

	BP Capital Markets, PLC‡

810,000	4.875%, 03/22/30 5 year CMT + 4.40%	894,021

410,000	4.375%, 06/22/25 5 year CMT + 4.04%	439,118

191,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	194,717

931,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LL*^ 5.750%, 05/15/26	969,301

1,113,000	Capital One Financial Corp.^‡ 3.950%, 09/01/26 5 year CMT + 3.16	1,145,411

	Charles Schwab Corp.‡

975,000	4.000%, 08/01/33^ 5 year CMT + 3.17	1,021,858

433,000	4.000%, 12/01/30^ 10 year CMT + 3.08%	451,147

400,000	5.375%, 06/01/25 5 year CMT + 4.97%	446,752

792,000	CIT Group, Inc.^‡ 5.800%, 06/15/22 3 mo. USD LIBOR + 3.97%	813,321

	Citigroup, Inc.‡

2,875,000	3.875%, 02/18/26 5 year CMT + 3.42	2,954,264

445,000	4.000%, 12/10/25 5 year CMT + 3.60%	461,612

1,115,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22	1,139,028

	Credit Acceptance Corp.

475,000	6.625%, 03/15/26^	502,626

161,000	5.125%, 12/31/24*	166,567

565,000	Credit Suisse Group, AG*‡ 7.500%, 12/11/23 U.S. 5 yr Swap + 4.60%	625,427

60,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	64,522

	Discover Financial Services‡

755,000	6.125%, 06/23/25 5 year CMT + 5.78%	850,477

425,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	460,122

500,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	518,605

200,000	Enact Holdings, Inc.* 6.500%, 08/15/25	217,186

1,610,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	1,755,785

275,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	273,147

PRINCIPAL AMOUNT		VALUE

	Goldman Sachs Group, Inc.‡

1,435,000	4.400%, 02/10/25 5 year CMT + 2.85%	$ 1,492,830

1,375,000	3.800%, 05/10/26^ 5 year CMT + 2.97	1,402,802

148,000	3.650%, 08/10/26 5 year CMT + 2.92	148,707

427,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	437,731

	HSBC Holdings, PLCµ‡

400,000	6.375%, 03/30/25 U.S. 5 yr Swap + 4.37%	444,004

250,000	4.000%, 03/09/26 5 year CMT + 3.22	252,908

410,000	HUB International, Ltd.* 7.000%, 05/01/26	425,301

	Huntington Bancshares, Inc.‡

1,075,000	4.450%, 10/15/27 7 year CMT + 4.05%	1,157,721

375,000	5.625%, 07/15/30^ 10 year CMT + 4.95%	442,339

220,000	5.700%, 04/15/23^ 3 mo. USD LIBOR + 2.88%	227,821

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

430,000	5.250%, 05/15/27	452,923

144,000	4.375%, 02/01/29	145,950

300,000	ILFC E-Capital Trust II*‡ 3.910%, 12/21/65 3 mo. USD LIBOR + 1.80%	254,055

485,000	Iron Mountain, Inc.* 5.250%, 03/15/28	508,746

	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*

525,000	5.000%, 08/15/28	537,763

490,000	6.250%, 06/03/26	528,294

	JPMorgan Chase & Companyµ‡

1,720,000	4.600%, 02/01/25 SOFR + 3.13%	1,782,075

1,115,000	3.650%, 06/01/26 5 year CMT + 2.85	1,125,827

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

379,000	5.250%, 10/01/25	385,310

95,000	4.750%, 06/15/29	94,706

218,000	LD Holdings Group, LLC* 6.125%, 04/01/28	216,640

200,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	203,978

575,000	Lloyds Banking Group, PLC‡ 7.500%, 06/27/24 U.S. 5 yr Swap + 4.76%	649,767

	LPL Holdings, Inc.*

239,000	4.000%, 03/15/29	243,085

70,000	4.375%, 05/15/31	71,850

760,000	Markel Corp.‡ 6.000%, 06/01/25 5 year CMT + 5.66%	849,277

	MetLife, Inc.
1,205,000	6.400%, 12/15/66^	1,545,328

865,000	3.850%, 09/15/25‡ 5 year CMT + 3.58%	907,869

380,000	Nationwide Financial Services, Inc. 6.750%, 05/15/87	469,433

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Navient Corp.

422,000	5.000%, 03/15/27^	$ 440,340

220,000	4.875%, 03/15/28	222,108

550,000	Nippon Life Insurance Company*‡ 2.750%, 01/21/51 5 year CMT + 2.65%	545,979

580,000	Nordea Bank Abp*µ‡ 6.625%, 03/26/26 5 year CMT + 4.11%	669,697

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

113,000	7.500%, 06/01/25	122,565

98,000	5.875%, 10/01/28	104,623

1,283,000	PartnerRe Finance B, LLC^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	1,347,022

117,000	PHH Mortgage Corp.* 7.875%, 03/15/26	120,260

220,000	Prospect Capital Corp.µ 3.706%, 01/22/26	228,540

376,000	Prudential Financial, Inc.‡ 3.700%, 10/01/50 5 year CMT + 3.04%	397,594

500,000	QBE Insurance Group, Ltd.*^‡ 5.875%, 05/12/25 5 year CMT + 5.51%	551,180

85,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.* 3.625%, 03/01/29	85,674

220,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	222,508

144,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	146,074

116,000	SLM Corp. 4.200%, 10/29/25	125,706

2,530,000	State Street Corp.^‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	2,695,437

199,000	StoneX Group, Inc.* 8.625%, 06/15/25	216,383

	SVB Financial Group‡

875,000	4.000%, 05/15/26 5 year CMT + 3.20	909,842

651,000	4.100%, 02/15/31^ 10 year CMT + 3.06%	673,264

	Truist Financial Corp.µ‡

1,280,000	4.800%, 09/01/24^ 5 year CMT + 3.00%	1,364,326

375,000	4.950%, 09/01/25 5 year CMT + 4.61%	413,393

575,000	UBS Group, AG*‡ 7.000%, 01/31/24 U.S. 5 yr Swap + 4.34%	633,932

	United Wholesale Mortgage, LLC*

143,000	5.500%, 11/15/25	147,512

96,000	5.500%, 04/15/29	95,633

172,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.750%, 02/15/27	177,291

1,870,000	Wells Fargo & Company‡ 3.900%, 03/15/26 5 year CMT + 3.45%	1,942,949

	XHR, LP*

208,000	6.375%, 08/15/25	221,890

PRINCIPAL AMOUNT		VALUE

96,000	4.875%, 06/01/29	$ 98,333

		62,550,307

	Health Care (1.5%)

96,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	101,053

	Bausch Health Companies, Inc.*

640,000	5.000%, 01/30/28	612,602

265,000	5.250%, 02/15/31	248,594

83,000	5.000%, 02/15/29	78,497

95,000	Centene Corp. 3.000%, 10/15/30	98,889

96,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	98,502

	CHS/Community Health Systems, Inc.*

610,000	8.000%, 03/15/26	654,335

377,000	6.125%, 04/01/30	382,474

108,000	6.875%, 04/15/29^	113,809

	DaVita, Inc.*

284,000	4.625%, 06/01/30	293,673

142,000	3.750%, 02/15/31	138,265

	Encompass Health Corp.

100,000	4.750%, 02/01/30	107,275

100,000	4.500%, 02/01/28	104,189

200,000	Jazz Securities DAC* 4.375%, 01/15/29	208,826

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

350,000	5.125%, 04/30/31	360,955

200,000	4.125%, 04/30/28	205,378

	Tenet Healthcare Corp.

835,000	6.875%, 11/15/31	957,636

480,000	5.125%, 11/01/27*	504,427

1,015,000	Teva Pharmaceutical Finance Netherlands III, BV 2.800%, 07/21/23	1,007,053

		6,276,432

	Industrials (3.0%)

190,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	210,402

220,000	ACCO Brands Corp.* 4.250%, 03/15/29	220,112

560,000	Air Lease Corp.^‡ 4.650%, 06/15/26 5 year CMT + 4.08	586,432

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

217,000	4.875%, 02/15/30	235,078

215,000	4.625%, 01/15/27	227,550

95,000	3.500%, 03/15/29	96,022

50,000	Allison Transmission, Inc.* 3.750%, 01/30/31	50,047

47,000	Ambience Merger Sub, Inc.* 7.125%, 07/15/29	47,633

50,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	44,569

108,000	Arcosa, Inc.* 4.375%, 04/15/29	110,715

940,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	992,772

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

175,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	$ 175,609

191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	195,821

635,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	673,056

	Delta Air Lines, Inc.

49,000	3.800%, 04/19/23	50,632

47,000	7.375%, 01/15/26	55,385

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

48,000	4.750%, 10/20/28	53,804

24,000	4.500%, 10/20/25µ	25,853

141,000	Endure Digital, Inc.* 6.000%, 02/15/29	136,912

85,000	EnerSys* 4.375%, 12/15/27	89,047

205,000	Fly Leasing, Ltd. 5.250%, 10/15/24	208,077

96,000	GFL Environmental, Inc.* 3.750%, 08/01/25	98,900

100,000	Golden Nugget, Inc.*^ 8.750%, 10/01/25	105,459

108,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	115,636

88,000	Graphic Packaging International, LLC* 3.500%, 03/01/29	87,772

48,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	49,567

443,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	439,957

108,000	HCRX Investments Holdco, LP* 4.500%, 08/01/29	110,313

475,000	Herc Holdings, Inc.* 5.500%, 07/15/27	499,253

82,000	Howmet Aerospace, Inc. 6.875%, 05/01/25	95,485

290,000	JELD-WEN, Inc.* 4.625%, 12/15/25	295,846

96,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	104,122

213,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	219,646

96,000	MasTec, Inc.* 4.500%, 08/15/28	101,312

124,000	Meritor, Inc.* 4.500%, 12/15/28	126,983

107,000	Moog, Inc.* 4.250%, 12/15/27	110,542

255,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	259,554

172,000	Novelis Corp.* 4.750%, 01/30/30	183,414

225,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	228,978

	Patrick Industries, Inc.*

275,000	7.500%, 10/15/27	299,252

96,000	4.750%, 05/01/29	98,040

PRINCIPAL AMOUNT		VALUE

235,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	$ 255,177

47,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	49,863

185,000	QVC, Inc. 4.375%, 09/01/28	190,219

225,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu* 4.000%, 10/15/27	225,049

95,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	100,270

98,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	98,981

	Sinclair Television Group, Inc.*

100,000	5.500%, 03/01/30^	100,451

96,000	4.125%, 12/01/30	93,196

	Standard Industries, Inc.*

195,000	5.000%, 02/15/27	202,034

47,000	4.375%, 07/15/30^	48,373

315,000	Stanley Black & Decker, Inc.‡ 4.000%, 03/15/60 5 year CMT + 2.66%	337,998

	Station Casinos, LLC*

450,000	4.500%, 02/15/28	454,297

264,000	5.000%, 10/01/25	267,678

96,000	Stericycle, Inc.* 3.875%, 01/15/29	97,443

145,000	STL Holding Company, LLC* 7.500%, 02/15/26	153,017

	TransDigm, Inc.

655,000	7.500%, 03/15/27	694,929

465,000	6.250%, 03/15/26*	488,608

96,000	Tronox, Inc.* 4.625%, 03/15/29	97,800

	United Rentals North America, Inc.

95,000	3.750%, 01/15/32	95,000

48,000	3.875%, 02/15/31	49,459

280,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	286,003

	WESCO Distribution, Inc.*

93,000	7.125%, 06/15/25	100,315

45,000	7.250%, 06/15/28	50,171

		12,651,890

	Information Technology (0.6%)

96,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	99,021

299,000	CommScope Technologies, LLC* 6.000%, 06/15/25	303,844

	Dell International, LLC / EMC Corp.

155,000	6.100%, 07/15/27	191,764

80,000	5.850%, 07/15/25µ	94,054

56,000	Fair Isaac Corp.* 4.000%, 06/15/28	58,597

210,000	KBR, Inc.* 4.750%, 09/30/28	213,761

210,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	204,267

96,000	NCR Corp.* 5.125%, 04/15/29	100,052

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

218,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	$ 220,191

143,000	ON Semiconductor Corp.* 3.875%, 09/01/28	148,999

129,000	Open Text Corp.* 3.875%, 02/15/28	133,531

96,000	Playtika Holding Corp.* 4.250%, 03/15/29	95,850

118,000	PTC, Inc.* 4.000%, 02/15/28	122,280

220,000	TTM Technologies, Inc.* 4.000%, 03/01/29	221,648

	Twilio, Inc.

130,000	3.625%, 03/15/29	133,718

47,000	3.875%, 03/15/31^	49,182

220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	220,427

		2,611,186

	Materials (0.9%)

90,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	94,635

240,000	ArcelorMittal, SA 7.250%, 10/15/39	350,734

300,000	Clearwater Paper Corp.* 4.750%, 08/15/28	303,561

285,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	290,506

	Freeport-McMoRan, Inc.

300,000	5.450%, 03/15/43	385,704

285,000	5.000%, 09/01/27	301,168

90,000	5.400%, 11/14/34	114,419

144,000	HB Fuller Company 4.250%, 10/15/28	147,522

191,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	195,643

	Kaiser Aluminum Corp.*

85,000	4.625%, 03/01/28	88,872

24,000	4.500%, 06/01/31	24,987

156,000	Mercer International, Inc. 5.125%, 02/01/29	159,304

	New Gold, Inc.*

64,000	6.375%, 05/15/25	66,065

50,000	7.500%, 07/15/27	54,045

189,000	OCI, NV* 4.625%, 10/15/25	196,296

95,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	103,045

94,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	56,802

80,000	Silgan Holdings, Inc. 4.125%, 02/01/28	83,133

96,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	97,982

500,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	524,505

97,000	Valvoline, Inc.* 3.625%, 06/15/31	96,697

		3,735,625

PRINCIPAL AMOUNT		VALUE

	Real Estate (0.2%)

152,000	EPR Properties^ 3.750%, 08/15/29	$ 154,373

	Forestar Group, Inc.*

139,000	5.000%, 03/01/28	144,892

47,000	3.850%, 05/15/26	47,716

142,000	iStar, Inc. 5.500%, 02/15/26	149,083

95,000	Service Properties Trust 5.250%, 02/15/26	96,163

		592,227

	Utilities (1.3%)

129,000	Calpine Corp.* 4.500%, 02/15/28	133,155

200,000	CenterPoint Energy, Inc.‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	211,870

575,000	CMS Energy Corp.^‡ 4.750%, 06/01/50 5 year CMT + 4.12%	646,449

800,000	Dominion Energy, Inc.^‡ 4.650%, 12/15/24 5 year CMT + 2.99%	856,472

1,045,000	Duke Energy Corp.‡ 4.875%, 09/16/24 5 year CMT + 3.39%	1,118,140

840,000	NextEra Energy Capital Holdings, Inc.‡ 4.800%, 12/01/77 3 mo. USD LIBOR + 2.41%	947,150

258,000	PPL Capital Funding, Inc.‡ 2.812%, 03/30/67 3 mo. USD LIBOR + 2.67%	252,977

375,000	Sempra Energy‡ 4.875%, 10/15/25 5 year CMT + 4.55%	410,138

	Southern Company‡

753,000	4.000%, 01/15/51 5 year CMT + 3.73%	799,550

280,000	3.750%, 09/15/51 5 year CMT + 2.92	286,591

		5,662,492

	TOTAL CORPORATE BONDS (Cost $124,973,510)	130,821,324

CONVERTIBLE BONDS (0.1%)

	Consumer Discretionary (0.1%)

288,000	DISH Network Corp.µ 2.375%, 03/15/24	279,081

85,000	Peloton Interactive, Inc.*µ 0.000%, 02/15/26	80,433

	TOTAL CONVERTIBLE BONDS

	(Cost $340,552)	359,514

BANK LOANS (3.0%) ¡

	Airlines (0.1%)

165,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	169,888

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

249,375	United Airlines, Inc.‡ 4.500%, 04/21/28 1 mo. LIBOR + 3.75%	$ 250,140

		420,028

	Communication Services (0.6%)

491,250	Clear Channel Outdoor Holdings, Inc.‡ 3.629%, 08/21/26 3 mo. LIBOR + 3.50%	477,792

128,521	Consolidated Communications, Inc.‡ 4.250%, 10/02/27 1 mo. LIBOR + 3.50%	128,248

530,000	DIRECTV Financing, LLC! 0.000%, 07/21/27	529,605

299,250	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	299,626

135,000	Frontier Communications Corp.! 0.000%, 05/01/28	135,169

159,678	iHeartCommunications, Inc.‡ 3.092%, 05/01/26 1 mo. LIBOR + 3.00%	157,781

825,000	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	841,649

		2,569,870

	Consumer Discretionary (0.5%)

95,000	At Home Group, Inc.! 0.000%, 06/24/28	95,119

50,000	At Home Group, Inc.‡ 4.750%, 06/24/28 3 mo. LIBOR + 4.25%	50,063

199,000	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	199,125

288,506	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	294,938

339,150	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	338,063

385,000	PetSmart, Inc.‡ 4.500%, 02/12/28 6 mo. LIBOR + 3.75%	385,337

144,737	Rent-A-Center, Inc.‡ 4.750%, 02/17/28 1 mo. LIBOR + 4.00%	145,461

75,000	Rent-A-Center, Inc.! 0.000%, 02/17/28	75,375

174,500	TKC Holdings, Inc.! 0.000%, 05/15/28	172,701

47,300	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	46,812

335,000	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	334,687

		2,137,681

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.0%)

99,022	United Natural Foods, Inc.‡ 3.592%, 10/22/25 1 mo. LIBOR + 3.50%	$ 98,836

	Energy (0.0%)

198,026	Par Pacific Holdings, Inc.‡ 6.870%, 01/12/26 3 mo. LIBOR + 6.75%	197,037

	Financials (0.1%)

225,000	Jazz Financing Lux Sarl‡ 4.000%, 05/05/28 1 mo. LIBOR + 3.50%	225,563

	Health Care (0.9%)

938,685	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	909,793

407,433	Endo Luxembourg Finance Company I Sarl‡ 5.750%, 03/27/28 3 mo. LIBOR + 5.00%	398,928

411,997	Gentiva Health Services, Inc.‡ 2.875%, 07/02/25 1 mo. LIBOR + 2.75%	410,969

92,063	Icon Luxembourg Sarl! 0.000%, 07/03/28	91,980

72,049	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	71,984

22,937	Icon Luxembourg Sarl! 0.000%, 07/03/28	22,917

17,951	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	17,935

725,623	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 6 mo. LIBOR + 5.25%	707,334

220,000	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	220,687

826,021	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	801,629

		3,654,156

	Industrials (0.4%)

100,000	ACProducts, Inc.‡ 4.750%, 05/05/28 6 mo. LIBOR + 4.25%	99,508

70,000	Air Canada! 0.000%, 07/28/28	70,204

50,000	Air Canada! 0.000%, 07/28/28	50,146

191,100	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/17/28 1 mo. LIBOR + 3.50%	191,578

444,392	Dun & Bradstreet Corp.‡ 3.336%, 02/06/26 1 mo. LIBOR + 3.25%	441,196

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

294,818		Granite Holdings US Acquisition Company‡ 4.147%, 09/30/26 3 mo. LIBOR + 4.00%	$ 294,818

679,466		Scientific Games International, Inc.‡ 2.842%, 08/14/24 1 mo. LIBOR + 2.75%	670,361

			1,817,811

		Information Technology (0.4%)

115,000		AP Core Holdings II, LLC! 0.000%, 07/21/27	114,641

262,652		Banff Merger Sub, Inc.‡ 3.842%, 10/02/25 1 mo. LIBOR + 3.75%	260,799

134,325		Camelot U.S. Acquisition 1 Co.‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	134,472

369,375		Camelot U.S. Acquisition 1 Company‡ 3.092%, 10/30/26 1 mo. LIBOR + 3.00%	366,281

612,133		VFH Parent, LLC‡ 3.085%, 03/01/26 1 mo. LIBOR + 3.00%	608,525

			1,484,718

		Materials (0.0%)

133,313		Innophos, Inc.‡ 3.592%, 02/07/27 1 mo. LIBOR + 3.50%	133,229

		TOTAL BANK LOANS (Cost $12,543,879)	12,738,929

NUMBER OF SHARES			VALUE

COMMON STOCKS (80.4%)

		Communication Services (8.4%)

5,450		Alphabet, Inc. - Class A^#~	14,685,188

50,000		Facebook, Inc. - Class A^#~	17,815,000

3,050		Lumen Technologies, Inc.^	38,034

2,060,000	GBP	Vodafone Group, PLC	3,312,380

			35,850,602

		Consumer Discretionary (6.1%)

1,000		Amazon.com, Inc.#	3,327,590

114,000		Caesars Entertainment, Inc.^#~	9,959,040

213,500		Las Vegas Sands Corp.#~	9,041,725

42,000		VF Corp.	3,368,400

			25,696,755

		Consumer Staples (2.7%)

152,600		Sysco Corp.µ~	11,322,920

		Energy (2.6%)

177,000		Royal Dutch Shell, PLC - Class A	7,189,740

155,700		Williams Companies, Inc.~	3,900,285

			11,090,025

		Financials (11.6%)

175,000		Bank of America Corp.~	6,713,000

NUMBER OF SHARES			VALUE

521,500		Huntington Bancshares, Inc.~	$ 7,342,720

2,849,000	GBP	Legal & General Group, PLC	10,320,410

5,165,000	GBP	Natwest Group, PLC	14,496,689

190,000		Truist Financial Corp.^~	10,341,700

			49,214,519

		Health Care (3.7%)

229,000		Boston Scientific Corp.^#~	10,442,400

12,500		UnitedHealth Group, Inc.~	5,152,750

			15,595,150

		Industrials (30.1%)

186,900		AerCap Holdings, NV#~	9,905,700

500,500		Air Lease Corp. - Class Aµ~	21,201,180

55,000		Boeing Company#~	12,456,400

324,000		CSX Corp.	10,471,680

300,500		Delta Air Lines, Inc.µ^#~	11,989,950

59,000		Honeywell International, Inc.µ^~	13,793,610

38,700		L3Harris Technologies, Inc.~	8,774,838

155,000		Raytheon Technologies Corp.^~	13,477,250

121,400		Southwest Airlines Companyµ^#~	6,133,128

73,500		Uber Technologies, Inc.#~	3,194,310

46,500		Union Pacific Corp.~	10,172,340

132,000		United Airlines Holdings, Inc.#~	6,167,040

			127,737,426

		Information Technology (12.4%)

63,600		Fidelity National Information Services, Inc.µ^~	9,479,580

45,500		FleetCor Technologies, Inc.^#~	11,749,010

26,500		Paycom Software, Inc.µ^#~	10,600,000

50,600		salesforce.com, Inc.µ#~	12,241,658

22,800		Twilio, Inc. - Class A#	8,517,852

			52,588,100

		Materials (1.9%)

26,000		Linde, PLC~	7,992,140

		Real Estate (0.9%)

104,500		MGM Growth Properties, LLC~	3,950,100

		TOTAL COMMON STOCKS (Cost $331,936,397)	341,037,737

CONVERTIBLE PREFERRED STOCKS (2.7%)

		Consumer Discretionary (2.2%)

38,800	EUR	Volkswagen, AG‡ ‡‡ 0.000%	9,450,534

		Financials (0.5%)

1,255		Bank of America Corp.µ‡‡ 7.250%	1,856,835

5,917		Prospect Capital Corp. 5.350%, 07/01/26	145,736

			2,002,571

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,154,307)	11,453,105

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

PREFERRED STOCKS (6.3%)

	Communication Services (0.8%)

25,330	AT&T, Inc.^ 4.750%, 02/18/25	$ 670,485

15,800	AT&T, Inc.^~ 5.350%, 11/01/66	418,700

58,930	Qwest Corp.µ^ 6.500%, 09/01/56	1,494,465

25,585	United States Cellular Corp.µ 6.250%, 09/01/69	710,751

		3,294,401

	Consumer Discretionary (0.3%)

12,200	Ford Motor Companyµ^~ 6.200%, 06/01/59	338,672

3,615	Guitar Center, Inc. 0.000%	410,755

3,688	Qurate Retail, Inc.µ 8.000%, 03/15/31	400,074

		1,149,501

	Energy (0.5%)

35,935	Energy Transfer, LP‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74	911,312

29,900	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	696,670

28,750	NuStar Logistics, LP‡ 6.860%, 01/15/43 3 mo. USD LIBOR + 6.73%	726,512

		2,334,494

	Financials (3.3%)

18,000	Affiliated Managers Group, Inc.^ 4.750%, 09/30/60	480,960

17,285	Annaly Capital Management, Inc.^‡ 6.950%, 09/30/22 3 mo. USD LIBOR + 4.99%	451,138

34,494	Arch Capital Group, Ltd.^ 5.250%, 09/29/21	873,388

9,000	B Riley Financial, Inc. 6.000%, 01/31/28	239,310

16,383	Bank of America Corp.^ 4.375%, 11/03/25	427,269

21,000	Brookfield Finance, Inc. 4.625%, 10/16/80	539,280

23,370	CIT Group, Inc.µ 5.625%, 12/15/24	623,278

26,025	CNO Financial Group, Inc.µ^ 5.125%, 11/25/60	714,386

15,419	Cullen/Frost Bankers, Inc.µ^ 4.450%, 12/15/25	407,061

7,063	First Republic Bank/CAµ^ 4.125%, 10/30/25	178,553

8,250	Fulton Financial Corp.µ^ 5.125%, 01/15/26	224,812

27,185	KeyCorpµ 5.650%, 12/15/23	750,578

17,135	Legg Mason, Inc.µ 5.450%, 09/15/56	432,832

33,420	Morgan Stanleyµ 4.875%, 01/15/25	908,690

NUMBER OF SHARES		VALUE

16,115	Oaktree Capital Group, LLCµ^ 6.550%, 09/15/23	$ 451,703

24,075	Prudential Financial, Inc.^ 4.125%, 09/01/60	631,969

35,500	Selective Insurance Group, Inc.µ^ 4.600%, 12/15/25	924,775

8,994	Signature Bank/New York NYµ^ 5.000%, 12/30/25	236,632

16,600	Spirit Realty Capital, Inc.µ 6.000%, 10/03/22	435,418

31,375	Truist Financial Corp.µ^ 4.750%, 09/01/25	832,379

18,395	US Bancorp^ 3.750%, 01/15/26	459,507

35,915	W R Berkley Corp.^ 5.100%, 12/30/59	983,712

69,435	Wells Fargo & Company^ 4.750%, 03/15/25	1,818,503

		14,026,133

	Industrials (0.3%)

18,200	Air Lease Corp.‡ 6.150%, 03/15/24 3 mo. USD LIBOR + 3.65%	496,496

7,500	Brookfield Finance I UK, PLC^ 4.500%, 11/24/25	190,650

11,400	QVC, Inc.µ 6.250%, 11/26/68	299,136

7,275	WESCO International, Inc.µ‡ 10.625%, 06/22/25 5 year CMT + 10.33	225,889

		1,212,171

	Real Estate (0.8%)

16,375	American Homes 4 Rent^~ 6.250%, 09/19/23	454,406

22,900	Brookfield Property Partners, LPµ~ 5.750%, 03/31/25	560,821

15,300	Brookfield Property Partners, LPµ~ 6.375%, 09/30/24	389,079

17,100	EPR Propertiesµ^~ 5.750%, 11/30/22	437,076

16,515	Global Net Lease, Inc.µ 6.875%, 11/26/24	443,263

31,680	Kimco Realty Corp.µ^ 5.250%, 12/20/22	851,875

11,330	Public Storage^ 4.625%, 06/17/25	315,427

		3,451,947

	Utilities (0.3%)

15,800	Algonquin Power & Utilities Corp.‡ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	439,240

16,750	Brookfield Renewable Partners, LP^ 5.250%, 03/31/25	438,348

16,150	DTE Energy Companyµ~ 5.250%, 12/01/77	427,329

		1,304,917

	TOTAL PREFERRED STOCKS (Cost $25,640,916)	26,773,564

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%) #

	Consumer Discretionary (0.1%)

42 13,975,878	Amazon.com, Inc. Call, 10/15/21, Strike $3,500.00	$352,380

10 325,490	Domino’s Pizza, Inc. Put, 07/23/21, Strike $525.00	1,043

430 5,076,150	Peloton Interactive, Inc. Call, 08/06/21, Strike $118.00	142,975

		496,398

	Energy (0.1%)

890 3,615,180	Royal Dutch Shell, PLC Call, 10/15/21, Strike $40.00	204,700

	Financials (0.2%)

8,700 5,019,900	Itau Unibanco Holding, SA Call, 12/17/21, Strike $5.00	848,250

	Industrials (0.0%)

1,814 9,164,328	Southwest Airlines Company Call, 08/20/21, Strike $52.00	170,516

	Information Technology (0.1%)

333 7,805,520	Workday, Inc. Call, 09/17/21, Strike $230.00	459,540

	Other (0.1%)

357 4,284,000	ARK Innovation ETF Put, 08/06/21, Strike $109.00	8,033

560 20,415,920	Invesco QQQ Trust Series Put, 08/13/21, Strike $355.00	101,080

5,325 79,619,400	iShares 20+ Year Treasury Bond Put, 08/20/21, Strike $140.00	63,900

2,420 106,119,420	SPDR S&P 500 ETF Trust Put, 08/09/21, Strike $432.00	325,490

		498,503

	TOTAL PURCHASED OPTIONS (Cost $4,432,106)	2,677,907

TOTAL INVESTMENTS (123.9%) (Cost $512,021,667)		525,862,080

LIABILITIES, LESS OTHER ASSETS (-23.9%)		(101,467,418)

NET ASSETS (100.0%)		$424,394,662

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-3.0%) #

	Consumer Discretionary (-3.0%)

(60,500)	eBay, Inc.	(4,126,705)

(33,500)	Target Corp.	(8,745,175)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(11,057,929))	(12,871,880)

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUNDS SOLD SHORT (-36.8%) #

	Other (-36.8%)

(35,700)	ARK Innovation ETF	$ (4,284,000)

(56,000)	Invesco QQQ Trust Series	(20,415,920)

(326,000)	Vanguard S&P 500 ETF	(131,426,900)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Cost $(149,486,011))	(156,126,820)

	TOTAL SECURITIES SOLD SHORT (Premium $160,543,940)	(168,998,700)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-1.1%) #

	Communication Services (0.0%)

200 7,126,000	Facebook, Inc. Call, 08/20/21, Strike $370.00	(62,000)

	Consumer Discretionary (-0.1%)

10 3,327,590	Amazon.com, Inc. Call, 08/20/21, Strike $3,400.00	(47,375)

65 2,115,685	Domino’s Pizza, Inc. Call, 08/20/21, Strike $535.00	(44,200)

	Peloton Interactive, Inc.

430 5,076,150	Call, 08/06/21, Strike $126.00	(35,475)

430 5,076,150	Call, 08/20/21, Strike $130.00	(87,935)

		(214,985)

	Energy (0.0%)

2,280 7,528,560	Canadian Natural Resources, Ltd. Put, 08/20/21, Strike $30.00	(57,000)

3,800 18,768,200	Energy Select Sector SPDR Fund Put, 08/20/21, Strike $45.00	(117,800)

		(174,800)

	Financials (-0.2%)

8,700 5,019,900	Itau Unibanco Holding, SA Put, 08/20/21, Strike $6.00	(300,150)

	Moody’s Corp.

95 3,572,000	Call, 09/17/21, Strike $380.00	(83,600)

95 3,572,000	Call, 09/17/21, Strike $370.00	(134,900)

95 3,572,000	Put, 09/17/21, Strike $370.00	(82,175)

		(600,825)

	Industrials (0.0%)

	Southwest Airlines Company

1,214 6,133,128	Call, 08/06/21, Strike $51.00	(82,552)

1,214 6,133,128	Put, 08/20/21, Strike $47.50	(70,412)

		(152,964)

See accompanying Notes to Schedule of Investments

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Other (-0.8%)

	ARK Innovation ETF

357 4,284,000	Put, 08/06/21, Strike $100.00	$ (1,785)

357 4,284,000	Put, 08/20/21, Strike $100.00	(14,994)

	Invesco QQQ Trust Series

560 20,415,920	Put, 08/13/21, Strike $345.00	(44,520)

560 20,415,920	Put, 08/20/21, Strike $340.00	(61,600)

	iShares 20+ Year Treasury Bond

5,325 79,619,400	Call, 09/17/21, Strike $150.00	(1,605,488)

2,665 39,847,080	Put, 09/17/21, Strike $130.00	(61,295)

	Vanguard S&P 500 ETF

3,650 147,149,750	Put, 08/20/21, Strike $350.00	(146,000)

3,260 131,426,900	Put, 08/20/21, Strike $380.00	(415,650)

465 18,746,475	Call, 08/20/21, Strike $385.00	(920,700)

		(3,272,032)

	TOTAL WRITTEN OPTIONS (Premium $3,693,174)	(4,477,606)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $36,843,987.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2021.
&	Illiquid security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $142,496,168.
‡‡	Perpetual maturity.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling
USD	U.S. Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Long/Short Equity & Dynamic Income Trust (the “Fund”) was organized as a Delaware statutory trust on September 21, 2017 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on November 29, 2019.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of November 29, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2021 was as follows*:

Cost basis of investments	$347,784,553
Gross unrealized appreciation	31,894,727

Gross unrealized depreciation	(27,293,506)
Net unrealized appreciation (depreciation)	$4,601,221

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.